Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
November 30, 2022
BAM-NPRT3-0123
1.810700.118
Common Stocks - 99.0%
	Shares	Value ($)
Diversified Telecommunication Services - 4.8%
Alternative Carriers - 4.8%
EchoStar Holding Corp. Class A (a)(b)	121,900	2,121,060
Iridium Communications, Inc. (a)	28,600	1,518,660
Liberty Global PLC Class C (a)	1,046,600	21,643,688
Liberty Latin America Ltd. Class C (a)	1,052,086	8,195,750
		33,479,158
Entertainment - 29.1%
Interactive Home Entertainment - 7.6%
Activision Blizzard, Inc.	536,200	39,651,990
Motorsport Games, Inc. Class A (a)(b)	430	2,141
Roblox Corp. (a)(b)	56,200	1,785,474
Skillz, Inc. (a)(b)	26,600	26,039
Take-Two Interactive Software, Inc. (a)	117,500	12,418,575
		53,884,219
Movies & Entertainment - 21.5%
Cinemark Holdings, Inc. (a)(b)	462,100	6,289,181
Endeavor Group Holdings, Inc. (a)	238,700	5,249,013
Liberty Media Corp. Liberty For Liberty Media Class A (a)	364,762	20,050,967
Lions Gate Entertainment Corp.:
Class A (a)	34,500	263,580
Class B (a)	486,834	3,466,258
Marcus Corp. (b)	256,300	4,162,312
Netflix, Inc. (a)	201,300	61,503,189
The Walt Disney Co. (a)	219,371	21,469,840
Warner Bros Discovery, Inc. (a)	333,614	3,803,200
Warner Music Group Corp. Class A (b)	416,900	14,287,163
World Wrestling Entertainment, Inc. Class A (b)	135,000	10,783,800
		151,328,503
TOTAL ENTERTAINMENT		205,212,722
Equity Real Estate Investment Trusts (REITs) - 0.9%
Specialized REITs - 0.9%
Lamar Advertising Co. Class A	64,200	6,428,988
Interactive Media & Services - 38.7%
Interactive Media & Services - 38.7%
Alphabet, Inc. Class A (a)	1,512,100	152,706,978
Angi, Inc. (a)(b)	1,119,200	2,495,816
Match Group, Inc. (a)	194,770	9,847,571
Meta Platforms, Inc. Class A (a)	781,800	92,330,580
Snap, Inc. Class A (a)	1,078,100	11,115,211
Vimeo, Inc. (a)	51,464	220,266
Zoominfo Technologies, Inc. (a)	150,100	4,292,860
		273,009,282
Internet & Direct Marketing Retail - 3.6%
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	121,900	11,768,226
Uber Technologies, Inc. (a)	460,500	13,418,970
		25,187,196
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
X Holdings I, Inc. (c)(d)	1,724	756,439
Media - 16.6%
Advertising - 0.2%
S4 Capital PLC (a)	427,000	985,905
TechTarget, Inc. (a)	12,100	552,486
		1,538,391
Broadcasting - 0.2%
Fox Corp. Class A	54,400	1,765,280
Cable & Satellite - 16.2%
Altice U.S.A., Inc. Class A (a)(b)	724,700	3,304,632
Charter Communications, Inc. Class A (a)	85,600	33,494,424
Comcast Corp. Class A	952,900	34,914,256
DISH Network Corp. Class A (a)	44,539	714,851
Liberty Broadband Corp. Class A (a)(b)	368,223	33,213,715
Liberty Media Corp. Liberty Sir Liberty SiriusXM Series A (a)(b)	189,900	8,321,418
		113,963,296
TOTAL MEDIA		117,266,967
Real Estate Management & Development - 0.3%
Real Estate Services - 0.3%
Zillow Group, Inc. Class A (a)	55,600	2,079,440
Software - 0.1%
Application Software - 0.1%
Viant Technology, Inc. (a)	257,200	982,504
Wireless Telecommunication Services - 4.8%
Wireless Telecommunication Services - 4.8%
T-Mobile U.S., Inc. (a)	220,850	33,449,941
TOTAL COMMON STOCKS (Cost $664,572,502)		697,852,637

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc. Series F (a)(c)(d) (Cost $3,584,075)	58,000	2,383,800

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e)	6,880,355	6,881,731
Fidelity Securities Lending Cash Central Fund 3.86% (e)(f)	35,526,132	35,529,684
TOTAL MONEY MARKET FUNDS (Cost $42,411,415)		42,411,415

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $710,567,992)	742,647,852
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(37,438,818)
NET ASSETS - 100.0%	705,209,034

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,140,239 or 0.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series F	8/11/21	3,584,075

X Holdings I, Inc.	10/27/21	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	605	171,066,660	164,185,534	64,271	-	-	6,881,731	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	30,567,219	235,438,601	230,476,136	24,100	-	-	35,529,684	0.1%
Total	30,567,824	406,505,261	394,661,670	88,371	-	-	42,411,415

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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